Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and other payables
21. Trade and other payables

	31 December 2022 £m	31 December 2021* £m
Amounts falling due within one year
Trade payables	15.8	12.9
Accruals	36.3	28.1
Deferred income	7.3	6.6
Other taxes and social security	1.9	3.0
Other payables	6.5	18.4

	67.8	69.0

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision
At 31 December 2022, the Group had an average of 38 days of purchases (31 December 2021: 34 days) outstanding in trade payables (excluding accruals and deferred income). The Group has financial risk management policies in place to ensure that all payables are paid within the credit timetable. The Directors consider that the carrying amount of trade and other payables approximates to their fair value.

Deferred income includes contract liabilities of £3.2m (31 December 2021: £3.1m) which represent consideration received for performance obligations not yet satisfied, in delivering products or services to customers. All deferred income is to be recognized within the next financial year.